Income tax expense - Deferred tax assets and deferred tax liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Net operating tax loss carry forwards	¥ 34,306		¥ 18,018
Inventory write-downs	33,128		21,479
Product warranty	1,263		1,046
Accrued expenses and others	28,464		13,051
Less: Valuation Allowance	(16,145)		(15,415)
Total deferred tax assets, net	81,016		38,179
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(18,130)		(15,943)
Unrealized investment income of short-term investments	(7,645)		(5,893)
Total deferred tax liabilities	(25,775)		(21,836)
Presentation in the consolidated balance sheet:
Deferred tax assets, net	63,894	$ 9,264	20,856
Deferred tax liabilities	(8,653)	$ (1,255)	(4,513)
Net deferred tax assets	¥ 55,241		¥ 16,343